Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rental Payments	The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2017, are as follows:
Year ended December 31	US$ thousands
2018	1,665
2019	1,211
2020 and on	226